Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes

12. Income Taxes

The Company joins with the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.

In 2020, the Internal Revenue Service (“IRS”) is expected to complete their audit of the Allstate Group’s 2015 and 2016 federal income tax returns and begin the 2017 and 2018 tax year examinations. The 2013 and 2014 federal income tax return audit is complete through the exam phase and is expected to be finalized in 2020. Any adjustments that may result from IRS examinations of the Allstate Group’s tax return are not expected to have a material effect on the financial statements.

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements.

The Company had no liability for unrecognized tax benefits as of December 31, 2019, 2018 or 2017, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2019	2018
Deferred tax assets
Unrealized foreign currency translation adjustments on limited partnerships	$317	$—
Accrued liabilities	25	25
Other assets	20	5

Total deferred tax assets	362	30
Deferred tax liabilities
Investments	(78,081)	(75,864)
Unrealized net capital gains	(33,151)	(15,178)
Life and annuity reserves	(29,048)	(32,450)
DAC	(14,447)	(18,713)
Other liabilities	(484)	(858)
Unrealized foreign currency translation adjustments on limited partnerships	—	(573)

Total deferred tax liabilities	(155,211)	(143,636)

Net deferred tax liability	$(154,849)	$(143,606)

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Current	$36,766	$11,257	$12,837
Deferred	(5,840)	1,570	(59,572)

Total income tax expense (benefit)	$30,926	$12,827	$(46,735)

The Company paid income taxes of $1.0 million, $16.0 million and $6.8 million in 2019, 2018 and 2017, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2019	2018	2017
Statutory federal income tax rate - expense	21.0%	21.0%	35.0%
State income taxes	1.8	5.4	0.7
Tax Legislation benefit	—	(3.9)	(65.1)
Adjustments to prior year tax liabilities	1.4	(0.1)	—
Other	(0.1)	(0.3)	(0.3)

Effective income tax rate - expense (benefit)	24.1%	22.1%	(29.7)%